Operating Lease (Details) - Schedule of future minimum lease payments on operating leases	Dec. 31, 2022 USD ($)
Schedule of Future Minimum Lease Payments on Operating Leases [Abstract]
2023	$ 2,722,721
2024	1,104,558
2025	65,492
Total minimum lease payments	3,892,771
Short term lease	(790,440)
Imputed interest	(288,395)
Present value of minimum lease payments	2,813,936
Less: classified as current liabilities	(1,665,410)
Non-current liabilities	$ 1,148,526